Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
NOTE C - Fair Value Measurements
The Plan follows the provisions of Accounting Standards Codification (ASC) 820,
Fair Value Measurements and Disclosures
, which defines fair value and provides guidance for measuring fair value and expands disclosures about fair value measurements.
Fair Value Measurements and Disclosures
establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan can access.

Level 2	Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The assets or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and 2024.
Mutual Funds:
Valued at quoted prices from an active market, which represents the net asset value (NAV) of shares held by the Plan at year-end.
Company Common Stock:
Valued at the closing price reported on the active market on which the security is traded.
Common/Collective Trusts:
Valued at NAV based on the fair value of the underlying investments held by the fund less its liabilities. The NAV is used as a practical expedient to estimate fair value. The use of NAV as fair value is deemed appropriate as the collective trust funds do not have finite lives, unfunded commitments relating to these types of investments, or significant restrictions on redemptions.

The Plan provides participants a stable value investment option managed by Fidelity Management Trust Company. The Managed Income Portfolio II of the Fidelity Group is a Commingled Pool that invests in market value securities/global synthetic wraps. The fund is valued using NAV as a practical expedient to estimate fair value. The redemption frequency is daily and there are no unfunded commitments, or redemption restrictions. There is no redemption notice period for the individual participant level; however, there is up to a
12-month
redemption notice period for the Plan level.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
Investments at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Mutual Funds	$548,690,162	$—	$—	$548,690,162
Company Common Stock	44,974,006	—	—	44,974,006

Total Assets in the Fair Value Hierarchy	593,664,168	—	—	593,664,168
Investments measured at NAV				946,391,787

Investments at Fair Value	$593,664,168	$—	$—	$1,540,055,955

Investments at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual Funds	$520,092,331	$—	$—	$520,092,331
Company Common Stock	58,758,424	—	—	58,758,424

Total Assets in the Fair Value Hierarchy	578,850,755	—	—	578,850,755
Investments measured at NAV				794,965,292

Investments at Fair Value	$578,850,755	$—	$—	$1,373,816,047